Olivia P. Adler
Attorney at Law
1614 33rd Street, N.W.
Washington, D.C. 20007
202-337-9090
oadler@comcast.net

September 15, 2010

Securities and Exchange Commission
100 F Street, N.E.,
Washington, DC  20549

Re:	Capstone Church Capital Fund (formerly “Capstone Church Bond Fund”) ("Registrant") - File Nos. 333-153482; 811-21662

Dear Sirs:

Enclosed for filing is a preliminary proxy statement seeking approval from Registrant’s shareholders for a change in its fundamental policy regarding repurchase offers, to provide that such repurchase offers will be made annually instead of quarterly.  Registrant operates as a closed-end interval fund in accordance with Rule 23c-3 under the Investment Company Act of 1940.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David Harris at 202-261-3385.

Sincerely,

/s/Olivia P. Adler
Olivia P. Adler